Financial risk management (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Notional value	$ 62,660
Fair Value Of Derivative Financial Assets (Liability)	(79)	$ 20
Derivatives Not Designated For Hedge Accounting [Member] | Long Position Or Foreign Currency One [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ 14,423	2,527
Description of derivative maturity period	2024
Derivatives Not Designated For Hedge Accounting [Member] | Short Position Or Crude Oil And Oil Products One [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ (9,302)	(3,580)
Description of derivative maturity period	2024
Derivatives Not Designated For Hedge Accounting [Member] | Long Position Soybean Oil [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ 4
Description of derivative maturity period	2024
Derivatives Not Designated For Hedge Accounting [Member] | Short Position Soybean Oil [Member]
IfrsStatementLineItems [Line Items]
Notional value		(1)
Description of derivative maturity period	2024
Futures contract [member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ 5,121	(1,053)
Fair Value Of Derivative Financial Assets (Liability)	3	1
Forward contract [member] | Derivatives Not Designated For Hedge Accounting [Member] | Short Position Or Foreign Currency Forwards Brl Usd [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ (15)	(1)
Description of derivative maturity period	2024
Swap contract [member] | Derivatives Not Designated For Hedge Accounting [Member] | IPCA [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ 3,008	3,008
Fair Value Of Derivative Financial Assets (Liability)	$ 42	68
Description of derivative maturity period	2029/2034
Swap contract [member] | Derivatives Not Designated For Hedge Accounting [Member] | Foreign Currency Or Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ 729	729
Fair Value Of Derivative Financial Assets (Liability)	$ (124)	$ (49)
Description of derivative maturity period	2024/2029